JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited)

Investments	Shares (000)		Value ($000)

EXCHANGE-TRADED FUNDS — 73.9%
Fixed Income — 7.9%
iShares 20+ Year Treasury Bond ETF	38		4,010
iShares MBS ETF	43		4,083
Vanguard Total International Bond ETF	518		25,345

Total Fixed Income			33,438

International Equity — 21.5%
iShares MSCI EAFE ETF	353		25,264
JPMorgan BetaBuilders Canada ETF (a)	206		12,290
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (a)	157		7,702
JPMorgan BetaBuilders Europe ETF (a)	620		33,082
JPMorgan BetaBuilders Japan ETF (a)	261		12,645

Total International Equity			90,983

U.S. Equity — 44.5%
iShares Core S&P 500 ETF	326		134,136
SPDR S&P 500 ETF Trust	134		54,776

Total U.S. Equity			188,912

TOTAL EXCHANGE-TRADED FUNDS (Cost $224,820)			313,333

INVESTMENT COMPANIES — 23.2%
Alternative Assets — 3.9%
Blackstone Alternative Multi-Strategy Fund Class Y Shares *	683		6,897
Lumyna-Marshall Wace UCITS SICAV-Lumyna-MW Tops UCITS Fund (Luxembourg) *	28		5,851
Neuberger Berman Long Short Fund Class Institutional Shares	236		3,832

Total Alternative Assets			16,580

Fixed Income — 7.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,687		17,512
JPMorgan High Yield Fund Class R6 Shares (a)	1,266		7,859
Lord Abbett Short Duration Income Fund Class F3 Shares	2,158		8,330

Total Fixed Income			33,701

International Equity — 4.5%
Six Circles International Unconstrained Equity Fund	1,856		18,966

U.S. Equity — 6.9%
BlackRock Event Driven Equity Fund Class Institutional Shares	393		3,824
Six Circles U.S. Unconstrained Equity Fund	2,049		25,534
Total U.S. Equity			29,358

TOTAL INVESTMENT COMPANIES (Cost $96,750)			98,605

COMMON STOCKS — 0.0% (b)
Semiconductors & Semiconductor Equipment — 0.0% (b)
Tokyo Electron Ltd. (Japan) (Cost $4)	–	(c)	37

SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.89% (a) (d) (Cost $12,019)	12,015		12,019

Total Investments — 99.9% (Cost $333,593)			423,994
Other Assets Less Liabilities — 0.1% (e)			328

Net Assets — 100.0%			424,322

Percentages indicated are based on net assets.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2023 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY AS OF MARCH 31, 2023	PERCENT OF TOTAL INVESTMENTS
United States	95.8%
Luxembourg	1.4
Others (each less than 1.0%)	0.0	(a)
Short-Term Investments	2.8

(a)	Amount rounds to less than 0.1%.

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	The rate shown is the current yield as of March 31, 2023.
(e)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF March 31, 2023 (Unaudited) (continued)

(Dollar values in thousands)

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values (“NAV) per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF March 31, 2023 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$37	$—	$37
Exchange-Traded Funds	313,333	—	—	313,333
Investment Companies	92,754	—	—	92,754
Short-Term Investments
Investment Companies	12,019	—	—	12,019

Total Investments in Securities	$418,106	$37	$—	$418,143

As of March 31, 2023, certain investments companies with a fair value of $5,851, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF(a)	$13,613	$—	$1,503	$297	$(117)	$12,290	206	$246	$—
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF(a)	9,161	225	1,802	(497)	615	7,702	157	244	—
JPMorgan BetaBuilders Europe ETF(a)	40,751	11,992	23,596	(3,253)	7,188	33,082	620	526	—
JPMorgan BetaBuilders Japan ETF(a)	12,518	2,003	2,702	(916)	1,742	12,645	261	156	—
JPMorgan Core Bond Fund Class R6 Shares(a)	16,608	4,900	3,500	(390)	(106)	17,512	1,687	455	1
JPMorgan High Yield Fund Class R6 Shares(a)	8,489	3,200	4,000	(146)	316	7,859	1,266	486	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.89%(a)(b)	5,276	154,458	147,713	(2)	— (c)	12,019	12,015	144	—

Total	$106,416	$176,778	$184,816	$(4,907)	$9,638	$103,109		$2,257	$1

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.